Schedule of Revenue Based Earn Out Milestones (Details)	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
TTM Revenue Milestone	$ 100,000,000
Milestone One [Member]
TTM Revenue Milestone	$ 50,000,000
Cumulative Warrants Earned | shares	10,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Two [Member]
TTM Revenue Milestone	$ 100,000,000
Cumulative Warrants Earned | shares	20,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Three [Member]
TTM Revenue Milestone	$ 150,000,000
Cumulative Warrants Earned | shares	30,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Four [Member]
TTM Revenue Milestone	$ 200,000,000
Cumulative Warrants Earned | shares	40,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Five [Member]
TTM Revenue Milestone	$ 250,000,000
Cumulative Warrants Earned | shares	50,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Six [Member]
TTM Revenue Milestone	$ 300,000,000
Cumulative Warrants Earned | shares	60,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Seven [Member]
TTM Revenue Milestone	$ 350,000,000
Cumulative Warrants Earned | shares	70,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Eight [Member]
TTM Revenue Milestone	$ 400,000,000
Cumulative Warrants Earned | shares	80,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Nine [Member]
TTM Revenue Milestone	$ 450,000,000
Cumulative Warrants Earned | shares	90,000,000
Exercise Price | $ / shares	$ 0.10
Milestone Ten [Member]
TTM Revenue Milestone	$ 500,000,000
Cumulative Warrants Earned | shares	100,000,000
Exercise Price | $ / shares	$ 0.10